CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Calvert Fund (the “Registrant”) (1933 Act File No. 002-76510) certifies (a) that the forms of prospectus and statement of additional information dated April 29, 2022 used with respect to Calvert Mortgage Access Fund do not differ from those contained in Post-Effective Amendment No. 126(“Amendment No. 126”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 126 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-22-000711) on April 26, 2022.

THE CALVERT FUND

By: /s/ Deidre E. Walsh

Deidre E. Walsh

Secretary

Date: May 2, 2022